Income Taxes (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at Federal statutory rate		$ 46.8	$ (47.1)	$ (11.8)
Foreign affiliate dividends		(329.1)	(84.2)	(59.4)
Foreign and provincial operations subject to different income tax rates		7.1	(14.6)	(7.1)
State income tax		(21.2)	(6.0)	(3.8)
Remeasurement of opening U.S. deferred tax liabilities due to the Tax Act	$ (165.0)	(165.0)	0.0	0.0
Additional remeasurements of originating deferred tax assets and liabilities		75.6	0.0	0.0
Transaction costs		0.0	7.3	0.0
Permanent differences		3.5	(0.5)	6.5
Other		(5.3)	(2.3)	(0.9)
Increase (decrease) in valuation allowance		68.2	(1.5)	0.0
Total benefit for income taxes		$ (319.4)	$ (148.9)	$ (76.5)